Lease Liabilities - Summary of Lease Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Opening balance	$ 69	$ 76
Additions	25	24
Imputed interest	4	4
Payments made against lease liabilities (Principal and interest)	(27)	(24)
Disposals	0	(7)
Lease remeasurement adjustment	0	(1)
Currency translation effects	1	(3)
Closing balance	72	69
Current portion of lease liabilities	22	22
Non-current portion of lease liabilities	$ 50	$ 47